Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
a)	Basis of presentation

The Company’s consolidated financial statements are prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Principles of consolidation
b)	Principles of consolidation

The Company’s consolidated financial statements include the financial statements of the Company, its subsidiary and the VIEs. All inter-company transactions and balances among the Company, its subsidiary and the VIEs have been eliminated upon consolidation.

Use of estimates
c)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the related disclosure of contingent assets and liabilities at the date of these consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. The Company continually evaluates these estimates and assumptions based on the most recently available information, historical experience and various other assumptions that the Company believes to be reasonable under the circumstances. Significant accounting estimates reflected in the Company’s consolidated financial statements include but are not limited to estimates and judgments applied in determination of allowance for doubtful receivables arising from expected credit losses, economic lives and impairment losses for long-lived assets, discount rate used to measure present value of lease liabilities, estimate of the lease terms and valuation allowance for deferred tax assets. Since the use of estimates is an integral component of the financial reporting process, actual results could differ from those estimates.

Foreign currency translation and transactions
d)	Foreign currency translation and transactions

The Company’s reporting currency is US dollars (“USD”). The Company’s operations are principally conducted through the VIEs located in the Philippines where Philippine peso (“PHP”) is the functional currency, and its subsidiary located in Hong Kong where Hong Kong dollar (“HKD”) is the functional currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates at the beginning of the month. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Non-monetary items that are measured in terms of historical cost in foreign currency are re-measured using the exchange rates at the dates of the initial transactions. Exchange gains and losses are included in the consolidated statements of income and comprehensive income.

For entities which are located in the Philippines and have the functional currency as PHP, the financial statements are translated from their respective functional currencies into USD. Assets and liabilities are translated using the exchange rate at each balance sheet date’s period end rate. Revenue and expenses are translated using average rates prevailing during each reporting period, and shareholders’ equity is translated at historical exchange rates. Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive loss in shareholders’ equity.

Exchange rate used for the translation as follows:

USD to PHP	Period End	Average Rate
December 31, 2025	58.87250	57.48284
December 31, 2024	58.08400	57.28670
December 31, 2023	55.40000	55.61763

No representation is intended to imply that the PHP amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2025, or at any other rate.

Cash and cash equivalents
e)	Cash and cash equivalents

Cash and cash equivalents consist of bank deposits and cash on hand, which are unrestricted as to withdrawal and use. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Accounts receivable, net
f)	Accounts receivable, net

The Company records accounts receivable at net realizable value consisting of the carrying amount less an allowance for credit losses. An estimate for the allowance for credit losses is discussed below in “Credit Losses on Financial Instruments”. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

Credit Losses on Financial Instruments
g)	Credit Losses on Financial Instruments

The Company accounted for credit losses in accordance with ASU 2016-13, Financial Instruments - Credit Losses. The Company uses the Current Expected Credit Losses (CECL) model to estimate credit losses on financial assets measured at amortized cost, as well as certain off-balance sheet credit exposures. When similar risk characteristics exist, the Company assesses collectability and measures expected credit losses on a collective basis for a pool of assets, whereas if similar risk characteristics do not exist, the Company assesses collectability and measures expected credit losses on an individual asset basis.

Under the CECL model, the estimation of credit losses involves significant judgment and estimation uncertainty. Management exercises its judgment based on historical loss experience, the age of the accounts receivable, current economic conditions, and reasonable and supportable forecasts that may affect the customer’s ability to pay. Changes in these factors could have a material impact on the estimated credit losses.

Inventories, net
h)	Inventories, net

Inventories are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the weighted average cost method. No inventory write-down was recorded for the years ended December 31, 2025 and 2024.

Property, plant and equipment, net
i)	Property, plant and equipment, net

The Company’s property, plant and equipment are recorded at cost less accumulated depreciation and impairment loss, if any. Depreciation is calculated on the straight-line method after taking into account their respective estimated residual values over the following estimated useful lives:

Category	Useful life
Land	Indefinite
Real property and buildings	20 years
Vehicle	5 years
Machinery and equipment	10 years

When property, plant and equipment are retired or otherwise disposed of, resulting gain or loss is included in net income in the period of disposition.

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of betterments that extend the useful life of property, plant and equipment are capitalized as additions to the related assets. Gain or loss on disposal of property, plant and equipment, if any, is recognized in the consolidated statements of income and comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

The Company recognizes construction in progress (“CIP”) at cost, which includes all expenditures directly attributable to the construction or acquisition of the related property, plant, and equipment. These costs may include materials, labor, and applicable overhead costs, which are indirect costs associated with the construction. CIP is not depreciated until the asset is placed in service and is both physically and functionally complete.

Impairment of long-lived assets
j)	Impairment of long-lived assets

All long-lived assets, which include tangible long-lived assets and right-of-use assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the assets. If the carrying amount of an asset exceeds its estimated future undiscounted cash flows, an impairment loss is recognized for the difference between the carrying amount of the asset and its fair value.

For the years ended December 31, 2025, 2024 and 2023, the Company did not recognize any impairment loss on long-lived assets.

Deferred offering costs
k)	Deferred offering costs

Deferred offering costs represent legal, accounting, and other direct costs related to the Company’s initial public offering (IPO). These costs are capitalized as incurred and are included in the accompanying balance sheet as Deferred offering costs. As of December 31, 2025 and 2024, the Company recorded $nil and $269,752 of deferred offering costs, respectively.

Upon completion of the IPO on October 10, 2025, these deferred offering costs, along with the underwriters’ fees paid, were reclassified to additional paid-in capital and netted against the IPO proceeds received.

Fair value of financial instruments
l)	Fair value of financial instruments

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, net, other receivables, accounts payable, other payables and accrued expenses, and due to related parties. The carrying values of these financial instruments’ approximate fair values due to their short maturities.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This note also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. There are three levels of inputs that may be used to measure fair value:

Level 1 -	Quoted prices in active markets for identical assets or liabilities.

Level 2 -	Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 -	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures on a recurring basis which involves reassessing the appropriateness of the chosen hierarchy level as new information or market conditions become available.

Revenue recognition
m)	Revenue recognition

In accordance with ASC Topic 606, revenues are recognized when control of the contracted goods or services is transferred to the Company’s customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. In determining when and how much revenue is recognized from contracts with customers, the Company performs the following five-step analysis: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue is recognized upon the transfer of control of contracted goods to a customer.

Trading of recycled scrap metals

Revenues are generated from trading of recycled scrap metals.

The Company is the principal party in fulfilling the identified performance obligation as it controls the finished goods prior to the transfer to the customer, assumes the risks and rewards associated with the transactions, including bearing any associated costs and risks, bearing the risk of loss or damage to inventory, and bearing the credit risk associated with customers’ ability to pay for the goods. The revenue is recognized at a point in time concurrent with the transfer of control, which usually occurs, depending on shipping terms, upon shipment, issuance of bill of lading or customer receipt. In addition, revenue is deferred when cash payments are received or due in advance of performance.

Payment terms are not explicitly specified in the Company’s contracts. Customers are generally invoiced upon or after the Company satisfies its performance obligations, and payment is typically collected within a reasonable period based on customary business practices. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that the contracts do not include a significant financing component.

Revenues are measured as the amount of consideration the Company expects to receive in exchange for transferring the finished goods to customers, which generally reflects current market prices at the time the contract is entered into. Consideration is recorded net of value-added tax, and there is no variable consideration exists in the trading of the goods.

The Company did not have contract assets as of December 31, 2025 and 2024. Contract liabilities are primarily related to deferred revenue resulting from cash payments received in advance from customers to protect against credit risk. Contract liabilities totaled nil and nil as of December 31, 2025 and 2024, and are included in advances from customers in the consolidated balance sheets. These amounts represent the Company’s unsatisfied performance obligations as of the balance sheet dates. For the years ended December 31, 2025, 2024, and 2023, the Company recognized $nil, $611,283, and $4,851,033, respectively, of revenue that was included in historical advances from customers at the beginning of those respective periods. The Company had no outstanding advances from customers as of December 31, 2025 and 2024, respectively.

Cost of revenues
n)	Cost of revenues
Cost of revenues primarily consists of cost of goods sold which are manufactured by the Company.
Income taxes
o)	Income taxes

The Company follows the guidance of ASC Topic 740 “Income taxes” and uses liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets, if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in statement of income and comprehensive income in the period that includes the enactment date.

The Company uses a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. As a result, the impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Value added tax (“VAT”)
p)	Value added tax (“VAT”)

The Company is subject to VAT on revenue generated from production and trading of scrap metals. The Company records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Company to suppliers. As of December 31, 2025 and 2024, the Company did not have net VAT recoverable balance. When applicable, such balances are presented under “Other receivables and current assets” on the consolidated balance sheets. The tax is equivalent to a uniform rate of 12%, based on the gross selling price of goods or properties sold, or gross receipts from the sale of services. The Company has a VAT exemption on importation and export sales as VAT-registered persons are zero-rated.

Segment reporting
q)	Segment reporting

The Company operates and manages its business as a single segment and has one operating and reportable segment, trading of recycled scrap metals.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The chief executive officer, who is the chief operating decision maker (“CODM”), assesses performance and allocates resources based on net income, which is consistent with consolidated net income reported in the financial statements. Significant expense categories regularly provided to and reviewed by the chief operating decision maker are those presented in the consolidated statements of income and comprehensive income.

The CODM also reviews operating metrics and consolidated financial statements when evaluating overall performance.

Segment assets are consistent with total consolidated assets reported on the balance sheet.

Comprehensive income
r)	Comprehensive income

Comprehensive income includes all changes in equity from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. For the years presented, total comprehensive income included foreign currency translation adjustments.

Earnings per share
s)	Earnings per share

Earnings per share are computed in accordance with ASC 260. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to twenty votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. The earnings per share are the same for Class A and Class B ordinary shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

Basic earnings per ordinary share is computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary Shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive or in the case of contingently issuable shares that all necessary conditions for issuance have not been satisfied. For the years ended December 31, 2025, 2024 and 2023, there was no dilution impact.

Commitments and contingencies
t)	Commitments and contingencies

The Company accrues estimated losses from loss contingencies by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired, or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in the financial statements when it is at least reasonably possible that a material loss could be incurred.

As of December 31, 2025 and 2024, there were no contingent liabilities relating to litigations against the Company.

Lease
u)	Lease

Effective January 1, 2021, the Company adopted FASB ASC Topic 842, Leases. As a result, the Company updated its balance sheet to recognize right-of-use assets and related lease liabilities for all operating leases with terms greater than 12 months.

The Company evaluates whether agreements constitute leases by reviewing the contractual terms to determine which party obtains both the economic benefits and control of the assets at the inception of the contract. Leases with contractual terms longer than twelve months are categorized as operating or finance leases at the commencement date.

The Company recognizes a lease liability for future lease payments and a right-of-use (ROU) asset representing the right to use the underlying asset for the lease term. The lease term is based on the non-cancellable term of the lease and may contain options to extend the lease when it is reasonably certain that the Company will exercise the option. Lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term using the rate implicit in the lease, if available, or the Company’s incremental borrowing rate. Leases with an initial term of 12 months or less were short-term leases and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheets.

ROU assets are measured at the amount of the lease liabilities with adjustments for lease prepayments made prior to or at lease commencement, initial direct costs incurred by the Company, deferred rent and lease incentives, and any off-market terms present in the lease. ROU assets are expensed over their useful life, considering the lease term and any residual value under straight line basis. The Company evaluates the carrying value of ROU assets if there are indicators of impairment and reviews the recoverability of the related asset.

The Company reassesses if a contract is or contains a leasing arrangement and re-measures ROU assets and liabilities upon modification of the contract. Differences are recognized in the consolidated statement of income on contract termination.

Recent issued or adopted accounting standards
v)	Recent issued or adopted accounting standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which is intended to address suggestions received from stakeholders regarding the Accounting Standards Codification and makes other incremental improvements to U.S. GAAP. The update represents changes to the Codification that clarify, correct errors in or make other improvements to a variety of topics that are intended to make it easier to understand and apply. ASU 2025-12 is effective for fiscal years beginning after December 15, 2026 and interim periods within those fiscal years. Entities will be required to apply the amendments to ASC 260 retrospectively. All other amendments may be applied prospectively or retrospectively. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606): Scope Refinements and Clarification for Share-Based Noncash Consideration from a Customer. This ASU clarifies the application of derivative guidance to contracts whose underlying is based on one party’s operations or activities and provides interpretive guidance on share-based noncash consideration in revenue arrangements. The amendments are effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company does not expect adoption of this ASU to have a material impact on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The ASU provides a practical expedient and accounting policy election for measuring expected credit losses on certain trade receivables and contract assets arising under ASC 606. The amendments are effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. The adoption of this ASU did not have an impact on its measurement of expected credit losses, particularly with respect to contract assets related to revenue recognized under the cost-to-cost input method.

In May 2025, the FASB issued ASU 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. This ASU updates guidance for determining the accounting acquirer when the acquiree is a variable interest entity (“VIE”) and the transaction is affected primarily through an exchange of equity interests. Under the new guidance, entities are required to apply the general business combination criteria in ASC 805-10-55-12 through 55-15 (such as relative voting rights, governance, and size of the combining entities) rather than automatically identifying the primary beneficiary of the VIE as the accounting acquirer. The amendments are effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements, including potential implications for transactions involving entities determined to be VIEs.

In November 2024, the FASB issued ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), which requires entities to disaggregate any relevant expense caption presented on the face of the income statement within continuing operations into the following required natural expense categories, as applicable: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities or other depletion expenses. An entity’s share of earnings or losses from investments accounted for under the equity method is not a relevant expense caption that requires disaggregation. Such ASU’s amendments are effective for all public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. In January 2025, FASB issued ASU 2025-01, which revises the effective date of ASU 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption of ASU 2024-03 is permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This update enhances the transparency of income tax disclosures by requiring public business entities to disclose specific categories in the effective tax rate reconciliation on an annual basis. It also requires the disclosure of additional information for reconciling items that meet a quantitative threshold of 5%. Furthermore, the amendments require all entities to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes, and by individual jurisdictions where the amount is 5% or more of total income taxes paid. For public business entities, the amendments are effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company adopted this standard effective January 1, 2025, and has updated its income tax disclosures accordingly in Note 10. The adoption did not impact the Company’s consolidated balance sheets, statements of operations, or cash flows.

Other accounting pronouncements that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial position and results of operations upon adoption.